Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
	For the six months ended 30 June
	2022	2021

Profit for the period (USD ’000)	41,267	18,426
Less: profit attributable to the earnout shares (USD ’000)	2,522	1,135
Less: profit attributable to the restricted share awards (USD ’000)	566	168
Net profit available to common shareholders (USD ’000)	38,179	17,123

Weighted average number of shares – basic and diluted	45,616,188	45,470,835

Basic and diluted earnings per share (USD)	0.84	0.38